Leases (Tables)	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
Schedule of the Operating Leases Related Assets and Liabilities	The table below presents the operating leases related assets and liabilities recorded on the consolidated balance sheets:
	As of September 30,
	2023	2024
	HK$	HK$
Operating lease ROU assets, net	1,113,926	5,496,985
Operating lease liabilities – current	204,156	1,935,187
Operating lease liabilities – non-current	61,229	3,004,974
	265,385	4,940,161

Schedule of Weighted Average Remaining Lease Terms and Discount Rates	The weighted average remaining lease terms and discount rates for the operating leases were as follows:
	As of September 30,
	2023	2024
Weighted average remaining lease term (years)	29.47	8.28
Weighted average discount rate	3.96%	6.20%
A summary of lease expenses recognized in the Group’s consolidated statements of income and supplemental cash flow information related to operating leases is as follows:
	For the Years Ended September 30,
	2022	2023	2024
	HK$	HK$	HK$
Operating lease expenses excluding short-term lease expense	1,307,200	683,200	1,407,617
Operating cash flows used in operating leases	1,285,000	661,000	1,115,900
Short-term lease cost	681,952	1,452,824	990,697

Schedule of Operating Lease Liabilities	The following is a schedule, by year, of maturities of operating lease liabilities as of September 30, 2024:
Twelve months ended September 30,	HK$
2025	2,191,000
2026	1,298,000
2027	1,176,000
2028	784,000
Total lease payments	5,449,000
Less: imputed interest	(508,839)
Present value of operating lease liabilities	4,940,161
Less: operating lease liabilities – non-current	(3,004,974)
Operating lease liabilities – current	1,935,187